CENTURY CAPITAL MANAGEMENT TRUST

                        SUPPLEMENT DATED OCTOBER 5, 2005
                      TO THE PROSPECTUS DATED JULY 18, 2005
                       (AS SUPPLEMENTED ON JULY 18, 2005)


             IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective as of December 5, 2005, the investment policy of the Century Small Cap Select Fund (the "Fund") to invest at least 80% of its total assets in equity securities of small cap companies will be changed. As of that date, the Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities of small cap companies (or in investments related to such securities). For these purposes, Century Capital Management, LLC considers small cap companies to be those with market capitalizations not exceeding (i) $2.0 billion, or (ii) the highest market capitalization in the Russell 2000(R) Index, if greater, at the time of investment by the Fund.

Accordingly, as of December 5, 2005, under the heading "Century Small Cap Select Fund - Principal Investment Strategies" on page 6 of the Prospectus, the second sentence of the first paragraph shall be deleted and replaced with the following:

     Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities of small cap companies (or in investments related to such securities). The Adviser considers small cap companies to be those with market capitalizations not exceeding (i) $2.0 billion, or (ii) the highest market capitalization in the Russell 2000(R) Index, if greater, at the time of investment by the Fund.

In addition, under the heading "More About Investment Objectives and Strategies and Disclosure of Portfolio Holdings" on page 13 of the Prospectus, the third sentence of the second paragraph shall be deleted and replaced with the following:

     The Fund will provide shareholders with notice of a change in its policy to invest, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities of small cap companies (or in investments related to such securities) in accordance with Rule 35d-1 under the Investment Company Act of 1940, as such rule is in effect and interpreted from time to time.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

                        CENTURY CAPITAL MANAGEMENT TRUST

                        SUPPLEMENT DATED OCTOBER 5, 2005
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED JULY 18, 2005


The following information supplements information presented in the chart under the heading "Independent Trustees" on page 17 of the Statement of Additional
Information:

----------------------------------- ---------------------------- ---------------------------------- ------------------
                                                                                                         No. of
Name, Age, Position(s) Held with       Principal Occupations                                          Portfolios in
Trust and Length of Time Served         During Past 5 Years      Other Directorships Held             Fund Complex
                                                                                                        Overseen
----------------------------------- ---------------------------- ---------------------------------- ------------------

Stephen W. Kidder (52)              Partner, Hemenway & Barnes   Trustee, Wellesley College;                2
Trustee, July 31, 2005 to present   (law firm)                   Trustee, Isabella Stewart
                                                                 Gardner Museum; Chair, Board of
                                                                 Overseers, Children's Hospital,
                                                                 Boston; Director, The Concord
                                                                 Bookshop, Inc.
----------------------------------- ---------------------------- ---------------------------------- ------------------

The following sentence replaces the first sentence of the paragraph after the heading "Audit Committee" on page 19 of the Statement of Additional Information:
The Audit Committee is composed of Messrs. Beard, Kidder, Mitchell, Poulos, Rosenbloom (Chair) and Tripple, each of whom is a non-interested Trustee of the Trust.

The following sentence replaces the first sentence of the paragraph after the heading "Ethics and Oversight Committee" on page 19 of the Statement of Additional Information: The Ethics and Oversight Committee is composed of Messrs. Beard, Kidder, Mitchell, Poulos, Rosenbloom (Chair) and Tripple, each of whom is a non-interested Trustee of the Trust.

The following sentence replaces the first sentence of the paragraph after the heading "Nominating Committee" on page 19 of the Statement of Additional
Information: The Nominating Committee is composed of Messrs. Beard (Chair), Kidder, Mitchell, Poulos, Rosenbloom and Tripple, each of whom is a non-interested Trustee of the Trust.

Effective as of December 5, 2005, under the heading "Investment Restrictions - Century Small Cap Select Fund" on page 16 of the Statement of Additional Information, the last full paragraph shall be deleted and replaced with the following:

     As set forth under the Fund's "Principal Investment Strategies" in the Prospectus, the Fund has adopted a non-fundamental policy pursuant to Rule 35d-1 under the 1940 Act (the "Name Policy") to invest, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities of small cap companies (or in investments related to such securities). The Adviser considers small cap companies to be those with market capitalizations not exceeding (i) $2.0 billion, or (ii) the highest market capitalization in the Russell 2000(R) Index, if greater, at the time of investment by the Fund. The Fund will provide shareholders with notice of a change in its Name Policy in accordance with Rule 35d-1, as such rule is in effect and interpreted from time to time.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE